Research in Motion Limited and Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 03, 2012 D	Feb. 26, 2011	Feb. 27, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Fiscal year period range	53 weeks	52 weeks	52 weeks
Liquid Investments Maturity Period Maximum	3 months or less
Allowance for doubtful accounts	$ 16	$ 2
Percentage of total revenue by customer in current period	10.00%
Percentage of total revenue by customer one		11.00%	20.00%
Percentage of total revenue by customer two		11.00%	13.00%
Percentage of total revenue by customer three			10.00%
Cost method investments	37.0	15.0
Equity method of investments	48	11
Maturity period of short term investments	1 year or less
Derivative loss reclassified form accumulated other comprehensive income	0	0
Liability For Uncertain Tax Positions Percentage Minimum	50.00%
Estimated life of tablet	24 months
Unspecified software upgrade	$ 6
RSUs Vesting Period	3 years
Independent Director's annual retainer Minimum Percentage	60.00%
Independent Directors Annual Retainer Remaining Percentage	40.00%
Number of options granted (000's)			559
Number of trading days	5
Buildings Leaseholds and Other [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	5
Maximum useful life of Property plant and equipment, net	40
BlackBerry operations and other information technology [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	3
Maximum useful life of Property plant and equipment, net	5
Manufacturing Equipment Research And Development Equipment and Tooling [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life of Property plant and equipment, net	2
Maximum useful life of Property plant and equipment, net	8
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage of amount declining in furniture and fixtures	20.00%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets range	10
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets range	2